Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information Line Items
Entity Registrant Name	GRUPO SIMEC, S.A.B. de C.V.
Trading Symbol	SIM
Document Type	20-F/A
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	462,580,731
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Annual Report on Form 20-F (the “20-F/A”) for the year ended December 31, 2021, as filed with the U.S. Securities and Exchange Commission (the “SEC”) on May 18, 2022 (the “Original 20-F”), amends Item 3.D (Risk Factors) with respect to the discussion related to the weakness in our internal controls during certain periods. We have amended the description of this risk factor to remove inadvertent reference to material weakness in 2019 and to include a reference to Item 8. “Financial Information—Legal Proceedings.” Other than set forth above, the 20-F/A does not, and does not purport to, amend, update or restate the information in any other item of the Original 20-F as originally filed with the SEC. As a result, the 20-F/A does not reflect any events that may have occurred after the Original Annual Report was filed on May 18, 2022.
Entity Central Index Key	0000887153
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	1-11176
Entity Incorporation, State or Country Code	2P
Entity Address, Address Line One	Calzada Lázaro Cárdenas 601Colonia La Nogalera
Entity Address, Address Line Two	Guadalajara
Entity Address, City or Town	Jalisco
Entity Address, Country	MX
Entity Address, Postal Zip Code	44440
Title of 12(b) Security	American Depositary Shares (each representing one Series B share) Series B Common Stock
Security Exchange Name	NYSE
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	Marcelo de los Santos y Cía., S.C.
Auditor Location	San Luis Potosí, S.L.P., México
Auditor Firm ID	3281
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	Calzada Lázaro Cárdenas 601 Colonia La Nogalera
Entity Address, Address Line Two	Guadalajara
Entity Address, City or Town	Jalisco
Entity Address, Country	MX
Entity Address, Postal Zip Code	44440
Contact Personnel Name	Mario Moreno Cortez
City Area Code	011-52
Local Phone Number	33 3770-6700
Contact Personnel Email Address	e-mail mmoreno@gruposimec.com.mx